Taxation - Additional Information (Details)		3 Months Ended		6 Months Ended
	Apr. 01, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating Loss Carryforwards [Line Items]
Effective tax rate		2.50%	71.10%	3.20%	25.00%
United Kingdom
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-Based Payment Arrangement, Percent		19.00%	19.00%	19.00%	19.00%
United Kingdom | Minimum [Member]
Operating Loss Carryforwards [Line Items]
United Kingdom corporate tax rate	19.00%
United Kingdom | Maximum [Member]
Operating Loss Carryforwards [Line Items]
United Kingdom corporate tax rate	25.00%